Note 7 - Term Loans and Convertible Promissory Notes	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Notes to Financial Statements
Debt Disclosure [Text Block]

Note 7.  Term Loans and Convertible Promissory Notes

Term Loans

On November 24, 2015, the Company entered into a loan and security agreement (“Loan Agreement”) with Oxford, pursuant to which the Company received $3.0 million in proceeds from a Term Loan A and $2.0 million in proceeds from a Term Loan B under the Loan Agreement (collectively the “Term Loans”). Warrants to purchase 11,829 shares of common stock were issued to Oxford in connection with the Term Loans (‘Note 10 — Warrants’). The Term Loans bear interest at a floating per annum rate equal to (a) 7.06% plus (ii) the greater of  (a) the 30 day U.S. Dollar LIBOR rate reported in the Wall Street Journal on the last business day of the month that immediately precedes the month in which the interest will accrue or (b) 0.19%.

The Term Loan A was recorded at its initial carrying value of  $3.0 million less debt issuance costs of approximately $141,000, and the Term Loan B was recorded at its initial carrying value of  $2.0 million, less debt issuance costs of approximately $3,000. The debt issuance costs are being amortized to interest expense over the life of the Term Loans using the effective interest method.

As of December 31, 2018, $2.3 million was outstanding under Term Loan A and $1.5 million was outstanding under Term Loan B. At September 30, 2019, $1.4 million was outstanding under Term Loan A and $1.0 million was outstanding under Term Loan B.

The following modifications have been made during the nine months ended September 30, 2019:

•

In January 2019, the Company and Oxford agreed to amend the Loan Agreement. Oxford agreed to two months of interest-only payments followed by eight months of repayments upon delivery by February 1, 2019 of an executed term sheet for equity financing that would result in aggregate proceeds to the Company of  $20.0 million. The Company was also required to place $200,000 in a segregated bank account that is subject to a blocked control agreement in favor of Oxford. Per the blocked control agreement, the account is subject to bank fees, which Oxford has agreed to have deducted from this account on a monthly basis. The funds in the segregated account were to be released upon the earlier of the consummation of a merger by March 31, 2019 or the consummation of an equity financing. The Company recorded the $200,000 as restricted cash. The maturity date of the Term Loans remained unchanged. The amendment fee amounted to $50,000. The amendment was accounted for as a debt modification.

•

In May 2019, the Company and Oxford agreed to an amendment to provide consent to the Merger. This consent amended certain provisions of the Term Loans to protect Oxford’s rights under the original Loan Agreement. The consent allowed Alliqua (now Adynxx, Inc.) to be named as an additional borrower.

•

In June 2019, the Company and Oxford agreed to amend the Loan Agreement. Oxford agreed to two months of interest-only payments and the maturity date of the Term Loans was extended two months. The amendment fee amounted to $20,000. The amendment was accounted for as a debt modification.

•

In August 2019, the Company and Oxford agreed to amend the Loan Agreement. Oxford agreed to two months of interest-only payments followed by five months of scheduled repayments upon receipt by the Company of at least $500,000 by September 30, 2019 to fund operations through October 31, 2019. The maturity date of the Term Loans is March 1, 2020. The amendment was accounted for as a troubled debt restructuring.

Upon the respective dates of the debt modifications, no gain or loss was recorded, and a new effective interest rate was established based on the carrying value of the debt and the revised cash flows.

Interest expense associated with the Term Loans was $482,000 and $436,000 for the nine months ended September 30, 2018 and 2019, respectively.

As of September 30, 2019, the Company was in compliance with all covenants under the Loan Agreement.

Principal payments for the Term Loans due under the Loan Agreement as of September 30, 2019 are due monthly beginning November 1, 2019 through the Term Loans maturity date on March 1, 2020.

Convertible Promissory Notes

The table below reflects the principal amount of the Notes issued by the Company (in thousands):

	December 31, 2018	September 30, 2019
Convertible note payable, due on March 29, 2019 interest at 8.0% p.a.	$1,500	$—
Convertible note payable, due on September 27, 2019 interest at 8.0% p.a.	1,500	—
Convertible note payable, due on December 21, 2019 interest at 8.0% p.a.	1,500	1,500
Convertible note payable, due on March 29, 2020 interest at 8.0% p.a.	—	1,500
Convertible note payable, due on April 26, 2020 interest at 8.0% p.a.	—	2,000
Convertible note payable, due on May 29, 2020 interest at 8.0% p.a.	—	500
Convertible note payable, due on July 1, 2020 interest at 8.0% p.a.	—	250
Convertible note payable, due on July 29, 2020 interest at 8.0% p.a.	—	350
Convertible note payable, due on August 30, 2020 interest at 8.0% p.a.	—	250
Total	$4,500	$6,350

Outstanding Notes

The Notes outstanding at September 30, 2019 were issued with conversion and repayment rights as described below:

(a)

in the event that the Company issues and sells equity securities with proceeds to the Company of at least $5 million, on or before the maturity date, then the outstanding principal amount of this convertible promissory note and any unpaid accrued interest will automatically convert in whole into equity securities of the same class sold in the equity financing at a conversion price equal to the cash price paid per share for equity securities in the financing,

(b)

if the Company consummates a change of control while the Notes remain outstanding, the Company shall repay the holders in cash in an amount equal to 200% of the outstanding principal amount of the Notes, and

(c)

in the event the Company consummates an IPO on or before the maturity date, then the outstanding principal amount of the Notes and any unpaid accrued interest will automatically convert into common stock at a conversion price equal to the per share offering price to the public for common stock in the IPO.

In July 2019 and August 2019, affiliates of Domain Partners, LLC, a significant shareholder of the Company, purchased from the Company $0.6 million and $0.3 million aggregate principal amount of Notes to fund the Company’s operations. These Notes accrue simple interest on the outstanding principal amount at a rate of 8% per annum and mature in July 2020 and August 2020, respectively.

Converted Notes

In May 2019, under the terms of the then-outstanding Notes, the principal and accrued unpaid interest of two Notes totaling $3.2 million were automatically converted into the Company’s Series B convertible preferred stock. Upon consummation of the Merger, and subject to the terms and conditions of the Merger Agreement, each outstanding share of capital stock of Adynxx was converted into the right to receive the number of shares of the combined Company’s common stock equal to the Exchange Ratio. An aggregate of 367,041 post-Merger common shares were issued associated with the conversion of these Notes.

In connection with a previous modification, the Company had computed a contingent BCF that was contingent upon the occurrence of a reverse merger. In accordance with ASC 470‑20‑25‑6, the contingent BCF is not recognized in earnings until the contingency is resolved. Upon the date of the Merger, the full amount of beneficial conversion feature of  $2.1 million was recognized as interest expense in the condensed consolidated statement of operations for the nine months ended September 30, 2019.

Derivative Liability

The Company evaluated its outstanding Notes and determined that certain embedded components relating to conversion and redemption features of those contracts qualified as derivatives, which need to be separately accounted for in accordance with ASC 815. With the consummation of the Merger, several of these clauses no longer apply. However, the redemption provision upon change of control described above is an embedded feature that is required to be bifurcated.

As of September 30, 2019, the Company evaluated the fair value of the derivative liability and determined that the bifurcated derivative liability had no value because the Company estimated a zero probability of the embedded feature being triggered. As a result, the Company estimated the fair value of the derivative liability to be zero at September 30, 2019. Similarly, the embedded derivatives that were in place at December 31, 2019 also had a fair value of zero.

Note 5.     Term Loans and Convertible Promissory Notes

Term Loans

On November  24, 2015, the Company  entered into a loan and security agreement (“Loan  Agreement”) with Oxford Finance, LLC (“Oxford”), pursuant to which Oxford agreed to lend the Company  up to $10.0 million, issuable in three tranches of $3.0 million (the “Term Loan A”), $2.0 million (the “Term Loan B”) and $5.0 million (the “Term Loan C”). Term Loan A, Term Loan B and Term Loan C will collectively be referred to as Term Loans. On November  24, 2015, the Company  received $3.0 million in proceeds from Term Loan A and on January  29, 2016, the Company  received $2.0 million in proceeds from Term Loan B. Warrants were issued in connection  with Term Loan A and Term Loan B (See Note 8 — Warrants). Under the terms of the Loan Agreement, the Company  may, at its sole discretion, borrow $5.0 million under the Term Loan C following the achievement of a defined milestone event until the earlier of 30 days thereafter  or March 31, 2016. The Company  did not draw on Term Loan C at March 31, 2016 and the availability of the $5.0 million under Term Loan C expired.

All outstanding Term Loans will mature on November  1, 2019 (the “Maturity Date”) and the Company will have interest only payments through  November  1, 2016, followed by 36 months of principal and interest payments. The term loans will bear interest at a floating per annum rate equal to (a) 7.06% plus (ii) the greater of (a) the 30 day U.S. Dollar LIBOR rate reported  in the Wall Street Journal  on the last business day of the month that immediately precedes the month in which the interest will accrue or (b) 0.19%.

The Company  has the option to prepay all, but not less than all, of the borrowed  amounts,  provided that the Company  will be obligated to pay a prepayment fee equal to (i) 3% of the outstanding principal balance of the applicable Term Loan if prepayment is made prior to the first anniversary  of the applicable funding date of the Term Loan, provided, however, the prepayment fee will be reduced to 1% if the Company is acquired within six months from the Term Loan closing date, or (ii) 2% of the outstanding principal balance of the applicable Term Loan if prepayment is made prior to the second anniversary  of the applicable funding date of the Term Loan, or (iii) 1% of the applicable Term Loan prepaid thereafter  and prior to the Maturity Date. The Company  will be required to make a final payment of 4.25% of the funded amount, payable on the earlier of (i) the Maturity Date or (ii) the prepayment of the Term Loan.

The Company  may use the proceeds from the Term Loans solely for working capital and to fund its general business requirements. The Company’s obligations  under the Loan Agreement are secured by a perfected first priority lien in all of its assets with a negative pledge on owned intellectual property.

In January  2017, the Company  and Oxford Finance agreed to amend the Loan Agreement. After the Company  made principal payments on December 1, 2016 and January  1, 2017, Oxford agreed to an additional 12 months of interest-only payments followed by 23 months of amortization. The amendment fee amounted to $100,000. The amendment was accounted  for as a debt modification.

In March 2018, the Company  and Oxford Finance agreed to amend the Loan Agreement. After the Company  made principal payments on January  1, 2018, February 1, 2018 and March 1, 2018 Oxford agreed to another  5 months of interest-only payments followed by 15 months of amortization. The amendment fee amounted to $200,000. This amendment was accounted  for as a debt modification.

In September 2018, the Company  and Oxford Finance agreed to amend the debt agreement. Oxford agreed to 1 month of interest-only payments upon closing a $1.5 million convertible promissory note with current investors followed by 2 months of interest-only payments upon entering into a merger followed by 11 months of repayments.  The maturity  date of the Term Loans remains unchanged.  The amendment fee amounted to $25,000. The amendment was accounted  for as a debt modification.

In December 2018, the Company  and Oxford Finance agreed to amend the debt agreement. Oxford agreed to 1 month of interest-only payments upon closing a $1.5 million convertible promissory note with current investors by December 31, 2018, followed by 10 months of repayments.  The maturity  date of the loans remains unchanged.  The amendment fee amounted to $35,000. The amendment was accounted  for as a debt modification.

The amendment fees are due and payable upon the earlier of: (i) the Maturity Date, (ii) the acceleration of any Term Loan, or (iii) the prepayment of a Term Loan, and are being accrued over the expected term of the Term Loan as interest expense.

Upon the respective dates of the debt modifications, no gain or loss was recorded, and a new effective interest rate was established based on the carrying value of the debt and the revised cash flows.

The Term Loan A was recorded at its initial carrying value of $3.0 million less debt issuance costs of approximately $141,000, Term Loan B was recorded at its initial carrying value of $2.0 million, less debt issuance costs of approximately $3,000. The debt issuance costs are being amortized  to interest expense over the life of the Term Loan using the effective interest method.  The final payment is accrued over the life of the Term Loan through  interest expense using the effective interest method.  At December 31, 2017, $2.8 million was outstanding under Term Loan A and $1.9 million was outstanding under Term Loan B. As of December 31, 2018, $2.3 million was outstanding under Term Loan A and $1.5 million was outstanding under Term Loan B.

Interest expense recorded for the years ended December 31, 2017 and 2018 was $515,000 and $644,000, respectively.

As of December 31, 2018, the Company  was in compliance with all covenants under the Loan Agreement.

Future  principal payments for the Term Loans due under the Loan Agreement as of December 31, 2018, were as follows (in thousands):

Year Ending,
December 31,
2019
Total principal payments	$3,833

Convertible Promissory Notes

The table below reflects the principal amount  of the Notes issued by the Company  to current investors (in thousands):

	As of December 31,
	2017	2018
Convertible note payable, due on March 29, 2019, interest at 8.0% p.a.	$—	$1,500
Convertible note payable, due on September 27, 2019, interest at 8.0% p.a.	—	1,500
Convertible note payable, due on December 21, 2019, interest at 8.0% p.a.	—	1,500
Total	$—	$4,500

Conversion rights

The December 2018 Notes were issued with conversion and repayment  rights, which are as follows:

(a)in the event that the Company  issues and sells shares of its preferred stock to the investors with proceeds to the Company  of at least $5 million, on or before the maturity  date, and prior to the closing of a reverse merger, then the outstanding principal amount  of these Notes and any unpaid accrued interest will automatically convert in whole into equity securities sold in the preferred stock financing at a conversion price equal to the cash price paid per share for equity securities by the investors in the such preferred stock financing;

(b)in the event that the Company  issues and sells shares of its common stock to the investors with proceeds to the Company  of at least $5 million, on or before the maturity  date, and after the closing of a reverse merger, then the outstanding principal amount  of this convertible promissory note and any unpaid accrued interest will automatically convert in whole into equity securities sold in the common stock financing at a conversion price equal to the cash price paid per share for equity securities by the investors in the common stock financing,

(c)   in the event of a preferred stock financing after the Company’s Board of Directors  (the “Board”) has determined  that the Company  should not pursue the proposed  reverse merger with Alliqua BioMedical, Inc. or that such reverse merger is not viable, then in connection  with the preferred stock financing the conversion price shall equal eighty percent (80%) of the cash price paid per share for the preferred securities by the investors in the preferred stock financing;

(d)   if the Company  consummates  a change of control while the Notes remain outstanding, the Company  shall repay the holders in cash in an amount  equal to 200% of the outstanding principal amount  of the Notes; and

(e)   in the event the Company  consummates  an IPO on or before the maturity  date, then the outstanding principal amount  of the Notes and any unpaid accrued interest will automatically convert into common stock at a conversion price equal to the per share offering price to the public for common stock in the IPO.

The Modified March 2018 and Modified September 2018 Notes were outstanding as of December 31, 2018, and had conversion and repayment  rights as follows:

(a)   in the event that the Company  issues and sells shares of its preferred stock to the investors on or before the maturity  date, in a preferred stock financing, then the outstanding principal amount  of this convertible promissory note and any unpaid accrued interest will automatically convert in whole into equity securities sold in the qualified financing at a conversion price equal to 80% of the cash price paid per share for equity securities by the investors in the qualified financing;

(b)   if the Company  consummates  a change of control while the Notes remain outstanding, the Company  shall repay the holders in cash in an amount  equal to 200% of the outstanding principal amount  of the Notes; and

(c)   in the event the Company  consummates  an IPO on or before the maturity  date, then the outstanding principal amount  of the Notes and any unpaid accrued interest will automatically convert into common stock at a conversion price equal to the per share offering price to the public for common stock in the IPO.

(d)   In October 2018, the Company  modified the terms of the March 2018 and September 2018 Notes to add an additional conversion option.  The additional conversion option stipulated  that if the Company  consummates  a reverse merger on or before the Maturity Date and prior to a Qualified Financing  (as such terms are defined in the Notes Agreement), then the outstanding principal amount  of the Notes and any unpaid accrued interest, shall automatically convert in whole without any further action by the Holder into shares of the Company’s Series B convertible preferred stock at a conversion price equal to $0.3133 per share immediately prior to the closing of the reverse merger.

In October 2018, the Company  determined  that the modification  of the March 2018 and September 2018 Notes adding the additional conversion right upon a reverse merger was a “substantial modification” as outlined in ASC 470-50 ‘Debt: Modifications and Extinguishments’ and treated this modification  as an extinguishment  of the original Notes and recognized an $11,000 gain from debt extinguishment  in its statement  of operations.

Derivative Liability

The Company  evaluated its Notes and determined  that embedded components  relating to conversion and redemption features of those contracts  qualified as derivatives, which need to be separately accounted for in accordance  with ASC 815. The Notes contained  embedded features that are required to be bifurcated as follows:

(1)On or before the maturity  date of the March 2018 and September 2018 notes, the principal and accrued interest of the notes will automatically convert into equity securities issued and sold in the initial closing of the Company’s next qualified equity financing with gross proceeds of at least $5.0 million, exclusive of the conversion of the notes. The number of shares to be issued to the note holders will be equal to dividing the outstanding principal and any unpaid accrued interest by 80% of the price paid per share of the next equity security sold to investors. The discount in share price to note holders is not considered clearly and closely related to the debt host and results in an embedded derivative that must be bifurcated  and accounted  for separately from the debt host.

(2)For all Notes, in the event of a change in control prior to repayment,  the outstanding principal and unpaid accrued interest will be repaid in cash, plus a repayment  premium equal to 100% of the outstanding principal at the time of the change in control. Change in control means (i) a merger, consolidation, or other capital reorganization or business combination transaction of the Company,  with or into, another  corporation after which the shares of the capital stock represent a minority after the close of the transaction, or (ii) any transaction or series of related transactions to which the Company  is a party in which in excess of 50% of the Company’s voting power is transferred, or (iii) the sale of all or substantially  all of the Company’s assets or the exclusive license of all or substantially  all of the Company’s material intellectual property.  The premium to note holders is not considered clearly and closely related to the debt host and results in an embedded derivative that must be bifurcated  and accounted  for separately from the debt host.

(3)For the December 2018 Notes, in the event the Company’s Board of Directors  has determined  the proposed  reverse merger should not be pursued or is not viable, then in connection  with the closing of a preferred stock financing with gross proceeds of at least $5.0 million exclusive of the conversion of the notes, the conversion price shall equal 80% of the cash price paid per share for the securities in the preferred stock financing. However, if any of the holder’s shares of preferred stock of the Company  are converted into common stock or any other equity security that is junior to the shares issued in the preferred stock financing, the notes shall not convert into equity securities sold in the preferred stock financing without the holder’s prior written consent and instead shall remain outstanding. The discount in share price to note holders is not considered clearly and closely related to the debt host and results in an embedded derivative that must be bifurcated  and accounted  for separately from the debt host.

Accordingly, upon the issuance of the March 2018 Notes, the estimated fair value of the embedded derivative was determined  using a bond plus option valuation  model and assuming a probability of 30% that a qualified financing would occur and a probability of 15% that a change in control would occur. The Company  recorded the estimated fair value of these embedded derivatives as a liability of $496,000 with an offsetting amount  recorded as debt discount,  which offsets the carrying amount  of the debt. The debt discount is amortized  over the debt’s expected term of one year.

Upon the issuance of the September 2018 Notes, the estimated fair value of the embedded derivatives was determined  using a bond plus option valuation  model and assuming a probability of 40% that a qualified financing would occur and a zero probability that a change in control would occur. The Company recorded the estimated fair value of these embedded derivatives as a liability of $368,000 with an offsetting amount  recorded as debt discount,  which offsets the carrying amount  of the debt. The debt discount is amortized  over the debt expected term of one year.

In October 2018, the Company  modified the March 2018 and September 2018 Notes by adding an additional conversion right upon a reverse merger. The Company  deemed this modification  to be a “substantial modification” as defined in ASC 470-50 ‘Debt: Modifications and Extinguishments’ and treated it as an extinguishment  of the original Notes and the termination of the related derivative liability. The extinguishment  of the March 2018 and September 2018 Notes, resulted in a net gain of $11,000 being recorded in other income due to the expensing of the unamortized debt discount of $641,000 and the release of the then fair value of the derivative liabilities of $653,000. As of December 31, 2018, the Company  evaluated the fair value of the derivative liability associated with the modified March 2018, modified September 2018 and December 2018 Notes. It determined  that the bifurcated  derivative liability had no value because the Company  assumed a zero probability that a qualified financing would occur if the then planned reverse merger was not consummated and a zero probability that a change in control would occur. As a result, the Company  estimated the fair value of the derivative liability to be $0 at December 31, 2018.

For the years ended December 31, 2017, and 2018, the Company  had recorded interest expense for debt discount on these Notes of $0 and $223,000, respectively.